Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Shareholders' Equity [Abstract]
Schedule Of Accumulated Other Comprehensive Income (Loss)

	Foreign currency translation	Unrealized results on cash flow hedges	Unrecognized prior service cost of post-employment benefits	Total Accumulated other comprehensive income (loss)
Balances at December 31, 2010	(98,035)	(629)	-	(98,664)
Other comprehensive losses before reclassifications	(50,307)	131	-	(50,176)
Net losses reclassified from accumulated other comprehensive losses to net income (i)	-	451	-	451
Net current-period other comprehensive (losses) income	(50,307)	582	-	(49,725)
Balances at December 31, 2011	(148,342)	(47)	-	(148,389)
Other comprehensive losses before reclassifications	(8,125)	(4,195)	(1,213)	(12,320)
Net losses reclassified from accumulated other comprehensive losses to net income (ii)	-	3,101	-	1,888
Net current-period other comprehensive (losses) income	(8,125)	(1,094)	(1,213)	(10,432)
Balances at December 31, 2012	(156,467)	(1,141)	(1,213)	(158,821)
Other comprehensive losses before reclassifications	(60,669)	537	-	(60,132)
Net losses reclassified from accumulated other comprehensive losses to net income (iii)	-	(164)	382	218
Net current-period other comprehensive (losses) income	(60,669)	373	382	(59,914)
Balances at December 31, 2013	(217,136)	(768)	(831)	(218,735)

(i) The net losses reclassified from “Accumulated other comprehensive losses” to net income related to cash flow hedges amounting to $451 are disclosed in the consolidated statement of income within “Food and paper”.

(ii) The net losses reclassified from “Accumulated other comprehensive losses” to net income related to cash flow hedges amounting to $3,101 are disclosed in the consolidated statement of income as follows: a $949 loss within “Food and paper”; a $3,314 loss within “Foreign currency exchange results” and a $1,162 gain within “Net interest expense”. The net gains reclassified from “Accumulated other comprehensive losses” to net income related to post-employment benefits amounting to $1,213 are disclosed in the consolidated statement of income as follows: $399 within “Payroll and employee benefits”; $88 within “General and administrative expense” and $1,350 within “Other operating expense, net”. These charges are disclosed net of a gain of $624 of “income taxes expense”.

The net gains reclassified from “Accumulated other comprehensive losses” to net income related to cash flow hedges amounting to $164 are disclosed in the consolidated statement of income as follows: a $628 gain within “Food and paper”; a $921 loss within “Foreign currency exchange results” and a $457 gain within “Net interest expense”. The net losses reclassified from “Accumulated other comprehensive losses” to net income related to post-employment benefits amounting to $382 are disclosed in the consolidated statement of income as follows: $397 within “Payroll and employee benefits”; $82 within “General and administrative expense”; $75 within “Other operating expense, net” and a $25 in accrued payroll and other liabilities. These charges are disclosed net of a gain of $197 gain in “Income tax expense”.